UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-3333

Exact name of registrant as specified in charter:  USAA TAX EXEMPT FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:      MARK S. HOWARD
                                            USAA TAX EXEMPT FUND, INC.
                                            9800 FREDERICKSBURG ROAD
                                            SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31

Date of reporting period:  MARCH 31, 2004




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA TAX EXEMPT FUND, INC., TAX EXEMPT MONEY MARKET FUND - ANNUAL REPORT FOR FISCAL YEAR ENDING MARCH 31, 2004

[LOGO OF USAA]
   USAA(R)

                   USAA TAX EXEMPT
                          MONEY MARKET Fund

                               [GRAPHIC OF USAA TAX EXEMPT MONEY MARKET FUND]

                   A n n u a l   R e p o r t
--------------------------------------------------------------------------------
    MARCH 31, 2004                                USAA NATIONAL TAX-EXEMPT FUNDS

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                        2

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                        5

FINANCIAL INFORMATION

    Distributions to Shareholders                                12

    Independent Auditor's Report                                 13

    Portfolio of Investments                                     14

    Notes to Portfolio of Investments                            32

    Financial Statements                                         33

    Notes to Financial Statements                                36

DIRECTORS' AND OFFICERS' INFORMATION                             42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2004, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                         "

                                                 USAA's FIXED-INCOME
                                                   FUNDS RECEIVED
[PHOTO OF CHRISTOPHER W. CLAUS]                 LIPPER'S FUND AWARD
                                                FOR BEST BOND GROUP
                                                    IN AMERICA.

                                                         "

--------------------------------------------------------------------------------

[LOGO OF LIPPER FUND AWARDS]

USAA BOND FUNDS NAMED BEST BOND GROUP 2004.

I'm proud to inform you that USAA's fixed-income funds received Lipper's Fund Award for Best Bond Group in America - No. 1 out of 97 mutual fund families - for the overall 3-, 5-, and 10-year period ending December 31, 2003. The award was given by Lipper, a leading global provider of mutual fund information and analysis, in recognition of our taxable and tax-exempt bond funds' achieving higher average consistent returns than any other U.S. fund group's bond funds.

Our team of managers, analysts, and traders has consistently delivered "best-in-class" performance by concentrating on risk management and having a disciplined approach to the interest-rate environment and income accumulation. And our funds have some of the most competitive fees in the industry.

Our attention is focused on the improving U.S. economy. During the last several weeks, we have seen an increase in job creation and hints of inflation, suggesting the Federal Reserve Board (the Fed) may start to consider raising short-term interest rates. Although many Fed watchers believe that rate increases will begin after this year's presidential election, some investors have begun to speculate that Fed tightening will start earlier than expected.

Whatever the timing, we believe short-term interest rates are headed upward, and have positioned our bond portfolios accordingly. Our strategy is twofold. We continue to work hard at generating high current income, which is critical to long-term total return. Simultaneously, we look to limit potential share volatility. Once short-term interest rates start to rise, money market yields will increase while bond prices - and share prices - will fall. To manage the impact of a rate increase on

 . . . C O N T I N U E D
========================--------------------------------------------------------

the share price of a bond fund, we seek advantageous points along the yield curve that will allow us to balance income with the potential for share price volatility.

Over the last decade, USAA's fixed-income team has demonstrated its ability to read the bond market and manage the interest-rate cycle while providing excellent risk-adjusted rates of return. As the Lipper award indicates, we have consistently provided our shareholders with some of the best returns in the business; we remain committed to providing you with tax-exempt income that is not subject to the alternative minimum tax (AMT) for individual taxpayers.

We will continue to work hard to provide you with compelling reasons to invest at USAA - including our market-tested portfolio management team, best-in-class performance, outstanding service, and no-load mutual funds that have no sales loads, contractual plans, or 12b-1 fees.

For all of us at USAA, thank you for your continuing faith and trust in us.

Sincerely,

/s/ Christopher W. Claus

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR. READ IT CAREFULLY BEFORE INVESTING.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE
FUND.

SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

THE LIPPER BEST BOND GROUP 2004 AWARD IS BASED ON THE CONSISTENT RETURN SCORES OF ALL THE USAA TAXABLE AND TAX-EXEMPT BOND FUNDS. LIPPER PRESENTS THE AWARD ANNUALLY TO ONE FUND GROUP IN EACH ASSET CLASS WHOSE FUNDS WITHIN THAT ASSET CLASS ACHIEVED HIGHER AVERAGE CONSISTENT RETURN SCORES THAN COMPETING FUND GROUPS. A FUND GROUP'S CONSISTENT RETURN SCORE EVALUATES ITS RISK-ADJUSTED RETURNS, ADJUSTED FOR VOLATILITY, RELATIVE TO PEERS, FOR THE OVERALL PERIOD ENDED DECEMBER 31, 2003. THE OVERALL TIME PERIOD IS AN EQUAL-WEIGHTED AVERAGE OF THE THREE-YEAR, FIVE-YEAR, AND 10-YEAR PERIODS (IF APPLICABLE). LIPPER CALCULATED CONSISTENT RETURN SCORES FOR EACH FUND GROUP'S FUNDS WITHIN THE FIXED-INCOME ASSET CLASS, AND THE EQUAL-WEIGHTED AVERAGE SCORE WAS USED TO DETERMINE THE AWARDEE. TO BE ELIGIBLE FOR AN ASSET CLASS AWARD, A FUND GROUP MUST HAVE FIVE DISTINCT FUND PORTFOLIOS WITHIN THE ASSET CLASS THAT ARE THREE YEARS OLD OR OLDER. THE FUND GROUP WAS CHOSEN AMONG 97 GROUPS. MULTIPLE FUND COMPANIES THAT SHARE A COMMON PARENT FIRM WERE COMBINED FOR THE PURPOSES OF DETERMINING ELIGIBILITY AND CALCULATING AN AVERAGE SCORE. LIPPER FUND AWARDS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. LIPPER IS A LEADING GLOBAL MUTUAL FUND RESEARCH FIRM.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TAX EXEMPT MONEY MARKET FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Interest income that is exempt from federal income tax and a further objective of preserving capital and maintaining liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests in high-quality, tax-exempt securities with maturities of 397 days or less.

                                   3/31/04                           3/31/03
Net Assets                     $1,858.4 Million                  $1,989.2 Million
Net Asset Value Per Share            $1.00                             $1.00

                                  3/31/04                           3/31/03
Dollar-Weighted Average
   Portfolio Maturity             39 Days                           31 Days

                 DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY IS OBTAINED BY MULTIPLYING THE DOLLAR VALUE OF EACH INVESTMENT BY THE NUMBER OF DAYS LEFT TO ITS MATURITY, THEN ADDING THOSE FIGURES TOGETHER AND DIVIDING THEM BY THE TOTAL DOLLAR VALUE OF THE FUND'S PORTFOLIO.

     AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 3/31/04

1 YEAR               5 YEARS               10 YEARS                 7-DAY YIELD
0.71%                 2.21%                  2.77%                      0.65%

                 TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

                 AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

          7-DAY YIELD COMPARISON

     [CHART OF 7-DAY YIELD COMPARISON]

                  USAA
            TAX EXEMPT MONEY
              MARKET FUND      iMONEYNET AVERAGE
            ----------------   -----------------
 3/31/2003        0.96%            0.56%
 4/28/2003        1.03             0.68
 5/26/2003        0.91             0.58
 6/30/2003        0.74             0.43
 7/28/2003        0.59             0.32
 8/25/2003        0.56             0.31
 9/29/2003        0.75             0.43
10/27/2003        0.66             0.37
11/24/2003        0.77             0.46
12/29/2003        0.82             0.52
 1/26/2004        0.63             0.35
 2/23/2004        0.61             0.35
 3/29/2004        0.65             0.39

               [END CHART]

                      DATA REPRESENT THE LAST MONDAY ON EACH MONTH. ENDING DATE 3/29/04.

                 The graph tracks the Fund's seven-day yield against iMoneyNet, Inc. SB (Stock Broker) & GP (General Purpose) Tax-Free Money Funds, an average of money market fund yields. iMoneyNet, Inc. is an organization that tracks the performance of money market funds.

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]           TONY ERA
                              USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM FROM APRIL 1, 2003, TO MARCH 31, 2004?

                 The USAA Tax Exempt Money Market Fund performed well for the one-year period ending March 31, 2004. During that time, iMoneyNet, Inc. ranked the Fund 10 out of 131 tax-exempt money market funds. The Fund had a return of 0.71%, and the average return for the category over the same period was 0.42%.

WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

                 Weak economic data led many investors to anticipate an interest-rate cut by the Federal Reserve Board (the Fed). In June 2003, the Fed did cut its target for overnight loans between banks by a quarter of a percent to 1% -- the lowest level since July 1958. The low interest rates continued to buoy the housing market. Consumers continued to spend as companies used productivity gains to offset declining inventories. As the year drew to a close, the signals for economic growth remained mixed. However, by the end of the reporting period, the underlying resilience in the economy began to surface. More positive corporate earnings releases, improving employment data, rising commodity prices, and declining inventories pointed toward economic expansion.

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT WERE YOUR STRATEGIES IN THIS ENVIRONMENT?

                 Given the economic uncertainty, we maintained our disciplined approach, purchasing securities we believed provided value to overall portfolio performance. We continued to seek competitive yields while preserving shareholder capital. Our yields also reflected the ongoing benefit of the Fund's low expense ratio.

                 During the period, we "laddered" the maturity structure of the portfolio by purchasing notes across a wide range of maturity dates. This approach stabilized the yield, protected against unanticipated swings in short-term interest rates, and allowed us to reposition the portfolio based on our interest-rate outlook. As year-end 2003 approached and U.S. economic growth appeared stronger, we scaled back our longer-term purchases in favor of securities with more frequent interest-rate reset features, such as variable-rate demand notes (VRDNs). These offer flexibility because they have a demand feature that provides the owner the option to sell the bond back to the issuer at par value (100% of face value) with a notice of seven days or less. This allows us to respond quickly to changes in interest rates.

WHAT IS THE OUTLOOK?

                 Recent stronger economic data indicate short-term interest rates are likely to rise as the U.S. economy continues to show renewed vigor. Improved corporate earnings and increasing capital expenditures should be favorable for employment growth. However, we believe the Fed will remain cautious until signs of economic recovery appear sustainable. A rate increase is possible before the end of 2004, barring any unforeseen geopolitical event. As a result, we continue to position the portfolio to maximize yield, balance risk and return, and maintain flexibility.

                 We appreciate your trust and continue to work hard on your behalf.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

                   TOP 10 INDUSTRIES
                   (% of Net Assets)

Education                              14.8%

Electric Utilities                     14.2%

Hospital                                9.1%

Multifamily Housing                     8.5%

Nursing/CCRC                            7.8%

General Obligation                      7.5%

Buildings                               4.5%

Community Service                       3.9%

Gas Utilities                           3.5%

Municipal Finance                       3.5%

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-31.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

                PORTFOLIO MIX
                   3/31/04

           [CHART OF PORTFOLIO MIX]

Variable-Rate Demand Notes             73.9%
Put Bonds                              15.0%
Fixed-Rate Instruments                  9.5%
Adjustable-Rate Note                    0.1%

                [END CHART]

                 PERCENTAGES ARE OF NET ASSETS OF THE FUND AND MAY NOT EQUAL
                 100%.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-31.

 . . . C O N T I N U E D
========================--------------------------------------------------------

     CUMULATIVE PERFORMANCE OF $10,000

[CHART OF CUMULATIVE PERFORMANCE OF $10,000]

                                     USAA
                               TAX EXEMPT MONEY
                                  MARKET FUND
                               ----------------
03/31/94                          $10,000.00
04/30/94                           10,017.83
05/31/94                           10,040.46
06/30/94                           10,060.26
07/31/94                           10,079.25
08/31/94                           10,103.25
09/30/94                           10,127.65
10/31/94                           10,152.32
11/30/94                           10,178.93
12/31/94                           10,208.83
01/31/95                           10,237.90
02/28/95                           10,266.45
03/31/95                           10,297.69
04/30/95                           10,327.98
05/31/95                           10,364.95
06/30/95                           10,395.89
07/31/95                           10,426.45
08/31/95                           10,458.31
09/30/95                           10,488.96
10/31/95                           10,522.30
11/30/95                           10,554.39
12/31/95                           10,586.76
01/31/96                           10,619.65
02/29/96                           10,647.40
03/31/96                           10,673.98
04/30/96                           10,704.74
05/31/96                           10,736.07
06/30/96                           10,762.37
07/31/96                           10,791.39
08/31/96                           10,820.38
09/30/96                           10,850.67
10/31/96                           10,880.40
11/30/96                           10,908.60
12/31/96                           10,940.45
01/31/97                           10,969.91
02/28/97                           10,997.39
03/31/97                           11,025.97
04/30/97                           11,057.21
05/31/97                           11,090.10
06/30/97                           11,123.85
07/31/97                           11,156.07
08/31/97                           11,185.12
09/30/97                           11,218.99
10/31/97                           11,251.39
11/30/97                           11,282.06
12/31/97                           11,318.60
01/31/98                           11,349.84
02/28/98                           11,377.89
03/31/98                           11,409.56
04/30/98                           11,443.40
05/31/98                           11,475.77
06/30/98                           11,510.57
07/31/98                           11,542.43
08/31/98                           11,574.09
09/30/98                           11,606.26
10/31/98                           11,637.13
11/30/98                           11,668.33
12/31/98                           11,699.98
01/31/99                           11,728.04
02/28/99                           11,751.37
03/31/99                           11,782.06
04/30/99                           11,811.33
05/31/99                           11,841.13
06/30/99                           11,874.60
07/31/99                           11,903.67
08/31/99                           11,935.02
09/30/99                           11,966.23
10/31/99                           11,996.50
11/30/99                           12,031.85
12/31/99                           12,068.92
01/31/00                           12,101.45
02/29/00                           12,133.12
03/31/00                           12,168.80
04/30/00                           12,203.43
05/31/00                           12,252.93
06/30/00                           12,293.17
07/31/00                           12,332.51
08/31/00                           12,373.17
09/30/00                           12,412.78
10/31/00                           12,457.40
11/30/00                           12,499.23
12/31/00                           12,538.95
01/31/01                           12,574.47
02/28/01                           12,608.00
03/31/01                           12,639.50
04/30/01                           12,677.35
05/31/01                           12,711.27
06/30/01                           12,738.54
07/31/01                           12,765.78
08/31/01                           12,788.92
09/30/01                           12,808.81
10/31/01                           12,831.64
11/30/01                           12,850.14
12/31/01                           12,864.49
01/31/02                           12,877.55
02/28/02                           12,889.81
03/31/02                           12,902.52
04/30/02                           12,916.30
05/31/02                           12,931.90
06/30/02                           12,943.51
07/31/02                           12,955.65
08/31/02                           12,968.70
09/30/02                           12,981.03
10/31/02                           12,996.03
11/30/02                           13,009.67
12/31/02                           13,020.60
01/31/03                           13,030.34
02/28/03                           13,039.48
03/31/03                           13,049.01
04/30/03                           13,059.07
05/31/03                           13,069.98
06/30/03                           13,078.13
07/31/03                           13,084.30
08/31/03                           13,090.61
09/30/03                           13,097.43
10/31/03                           13,105.43
11/30/03                           13,113.08
12/31/03                           13,121.63
01/31/04                           13,128.88
02/29/04                           13,134.90
03/31/04                           13,141.65

                 [END CHART]

                      DATA FROM 3/31/94 THROUGH 3/31/04.

                 The graph illustrates the performance of a hypothetical $10,000 investment in the USAA Tax Exempt Money Market Fund.

                 THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

                 Some income may be subject to federal, state, or local taxes, or to the federal alternative minimum tax. For seven-day yield information, please refer to the Fund's Investment Overview.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED NET INVESTMENT INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

12

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

USAA TAX EXEMPT MONEY MARKET FUND

                 The Fund completed its fiscal year on March 31, 2004. Federal law (Internal Revenue Code of 1986, as amended, and the regulations thereunder) requires the Fund to notify its shareholders, after the close of its taxable year, of what portion of its earnings was exempt from federal taxation and of the dividends that represent long-term gains. The net investment income earned and distributed by the Fund was 100% tax-exempt for federal income tax purposes. There were no realized long-term capital gain distributions for the year ended March 31, 2004.

 I N D E P E N D E N T
======================----------------------------------------------------------
                       AUDITOR'S Report

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF

            USAA TAX EXEMPT MONEY MARKET FUND:

                 We have audited the accompanying statement of assets and liabilities of the USAA Tax Exempt Money Market Fund (a portfolio of USAA Tax Exempt Fund, Inc.), including the portfolio of investments, as of March 31, 2004, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented through March 31, 2002, were audited by other auditors whose report dated May 3, 2002, expressed an unqualified opinion on those statements and financial highlights.

                 We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Tax Exempt Money Market Fund as of March 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

            San Antonio, Texas
            May 7, 2004

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

                 VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right, on any business day, to sell the security at face value on either that day or within seven days. The interest rate is adjusted at a stipulated daily, weekly, or monthly interval to a rate that reflects current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

                 ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities typically do not offer the right to sell the security at face value prior to maturity.

                 PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

                 FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

                 CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

                 The Fund's investments consist of securities that meet the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts

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                   of INVESTMENTS
                   (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

                 to minimize credit risk in the Fund through rigorous internal credit research.

                 (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

                 (LIQ)       Enhanced by a bank or nonbank liquidity agreement.

                 (NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement.

                 (INS) Scheduled principal and interest payments are insured by one of the following companies: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp. The insurance does not guarantee the value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

                 BAN         Bond Anticipation Note

                 CP          Commercial Paper

                 EDC         Economic Development Corp.

                 GO          General Obligation

                 IDA         Industrial Development Authority/Agency

                 IDB         Industrial Development Board

                 IDC         Industrial Development Corp.

                 IDRB        Industrial Development Revenue Bond

                 ISD         Independent School District

                 MERLOT      Municipal Exempt Receipts-Liquidity
                             Optional Tender

                 MFH         Multifamily Housing

                 MLO         Municipal Lease Obligation

                 PCRB        Pollution Control Revenue Bond

                 RAN         Revenue Anticipation Note

                 RB          Revenue Bond

                 TRAN        Tax Revenue Anticipation Note

16

 P O R T F O L I O
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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (73.9%)

             ALABAMA (5.6%)
$   5,240    Alexander City Medical Facilities RB,
               Series 2003A (LOC)                                1.05%    10/01/2023    $    5,240
   34,000    Bessemer Medical Clinic Board RB,
               Series 2000A (LOC)                                1.17     10/01/2030        34,000
             Birmingham Medical Clinic Board RB,
   18,500      Series 1998 (LOC)                                 1.17     10/01/2028        18,500
    9,085      Series 2002A (LOC)                                1.26      2/01/2012         9,085
    2,000    Birmingham Special Care Facilities
               Finance Auth RB (LOC)                             1.13      3/01/2010         2,000
    2,695    Huntsville Educational Building RB (LOC)            1.22     12/01/2022         2,695
             Mobile Special Care Facilities
               Financing Auth. RB,
    2,335      Series 2001 (LOC)                                 1.16      7/01/2021         2,335
    1,435      Series 2001 (LOC)                                 1.17      6/01/2026         1,435
    7,000    Montgomery Educational Building Auth. RB,
               Series 2003A (LOC)                                1.17      6/01/2023         7,000
    6,465    Sumiton Educational Building Auth. RB (LOC)         1.22      5/01/2032         6,465
   15,000    Tuscaloosa Educational Building Auth. RB,
               Series 2002A (LOC)                                1.17     10/01/2023        15,000

             ALASKA (0.4%)
             Industrial Development and Export Auth. RB,
    1,385      Series 1988A, Lot 6 (LOC)                         1.52      7/01/2006         1,385
    6,495      Series 1991 (LOC)                                 1.16     11/01/2009         6,495

             ARIZONA (0.1%)
    1,000    Maricopa County IDA IDRB, Series 1992               1.25      6/01/2007         1,000

             CALIFORNIA (1.8%)
   16,900    Chula Vista IDRB, Series 1996A                      1.30      7/01/2021        16,900
    9,320    State Department of Water Resources RB,
               Series 2002C-7 (LIQ)(INS)                         1.05      5/01/2022         9,320
    5,500    State Financing Auth. PCRB, Series 1996F (LOC)      1.14     11/01/2026         5,500
    2,600    Statewide Communities Development Auth. RB,
               Series 2004M                                      1.12      4/01/2038         2,600

             COLORADO (2.6%)
    4,765    Aspen Valley Hospital District RB,
               Series 2003 (LOC)                                 1.15     10/15/2033         4,765
    2,650    Colorado Springs IDRB, Series 2002 (LOC)            1.10      3/01/2017         2,650

 P O R T F O L I O
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                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
$   1,200    Crystal Valley Metropolitan District No. 1 RB,
               Series 2002 (LOC)                                 1.02%     5/01/2032    $    1,200
             Educational and Cultural Facilities RB,
    7,145      Series 1998 (LOC)                                 1.17      8/01/2013         7,145
    3,475      Series 2004 (LOC)                                 1.22      6/01/2034         3,475
    2,705    El Paso County Economic Development RB,
               Series 1996 (LOC)                                 1.22     11/01/2021         2,705
             Health Facilities Auth. RB,
    1,425      Series 1995 (LOC)                                 1.22      9/01/2015         1,425
    1,500      Series 1996A (LOC)                                1.22     12/01/2016         1,500
    2,190      Series 1998A (LOC)                                1.25      1/01/2018         2,190
    1,695      Series 1998C (LOC)                                1.25      1/01/2018         1,695
    1,700    Housing and Finance Auth. IDA RB,
               (Kroger Co.) (LOC)                                1.17      4/01/2009         1,700
    5,000    One Horse Business Improvement District RB,
               Series 2002 (LOC)                                 1.12     12/01/2025         5,000
    2,950    Postsecondary Educational Facilities Auth. RB,
               Series 1998 (LOC)                                 1.17      4/01/2013         2,950
             SBC Metropolitan District GO,
    4,015      Series 1998 (LOC)                                 1.12     12/01/2017         4,015
    3,550      Series 2002 (LOC)                                 1.12     12/01/2032         3,550
    2,000    Superior Metropolitan District No. 1 Water
               and Sewer RB, Series 2002 (LOC)                   1.12     12/01/2027         2,000

             FLORIDA (4.5%)
      500    Broward County Housing Finance Auth.
               MFH RB, Series 1997 (NBGA)                        1.00      5/15/2027           500
             Dade County IDA RB,
      745      Series 1985B (LOC)                                1.02      1/01/2016           745
    9,300      Series 1985D (LOC)                                1.02      1/01/2016         9,300
    6,360    Department of Juvenile Justice
               Certificate of Lease (MLO),
               Series 1998, MERLOT, Series 2000 000
               (LIQ)(INS)(c)                                     1.10      6/15/2019         6,360
   13,000    Duval County Housing Finance Auth. MFH RB,
               Series 2002 (NBGA)                                1.00     12/01/2032        13,000
    6,000    Highlands County Health Facilities Auth.
               Hospital RB, Series 2003C                         1.21     11/15/2021         6,000
    9,000    Highlands County Health Facilities Auth. RB,
               Series 1996A (LIQ)(INS)                           1.02     10/01/2026         9,000
    4,345    Hillsborough County Aviation Auth. RB,
               Series 2000 (NBGA)(c)                             1.06     12/01/2030         4,345

18

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==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
$   2,065    Housing Finance Agency Multi-Family Loan RB,
               Series 1984D (NBGA)                               1.07%     5/15/2012    $    2,065
             Lee County IDA Health Care RB,
    2,880      Series 1999 (LOC)                                 1.04     12/01/2029         2,880
    2,700      Series 2002 (LOC)                                 1.05     11/01/2032         2,700
             Orange County IDA RB,
    1,400      Series 1998 (LOC)                                 1.06     10/01/2018         1,400
    1,100      Series 2000A (LOC)                                1.01      3/01/2025         1,100
    5,080    Orange County Sales Tax ABN AMRO
               MuniTops Certificates Trust RB,
               Series 2002-27 (LIQ)(INS)(c)                      1.10      1/01/2011         5,080
             Palm Beach County RB,
    1,400      Series 2000 (LOC)                                 1.04      5/01/2030         1,400
      600      Series 2003 (LOC)                                 1.05     11/01/2036           600
             Putnam County Development Auth. RB,
    1,620      Series 1984H-1 (NBGA)                             1.23      3/15/2014         1,620
    2,600      Series 1984H-2 (NBGA)                             1.23      3/15/2014         2,600
    1,755    St. Petersburg Health Facilities Auth. RB,
               Series 1999 (LOC)                                 1.12      1/01/2024         1,755
    7,000    Temple Terrace RB, Series 2003
               (Lifepath Hospice Project) (LOC)                  1.02     12/01/2030         7,000
    4,150    Wauchula IDA RB, Series 1993 (LOC)                  1.01     12/01/2013         4,150

             GEORGIA (1.2%)
    6,000    Fulton County Residential Care RB,
               Series 2004C (LOC)                                1.08      2/15/2034         6,000
    2,160    Peachtree Development Auth. RB,
               Series 1988 (LOC)                                 1.08      7/01/2010         2,160
             Savannah Economic Development Auth. RB,
    9,000      Series 2001 (LOC)                                 1.05      9/01/2026         9,000
    4,455      Series 2002 (LOC)                                 1.05      9/01/2026         4,455

             IDAHO (0.3%)
    5,885    American Falls Reservoir District RB,
               Series 2000                                       2.45      2/01/2025         5,885

             ILLINOIS (1.8%)
    3,070    Chicago Heights RB, Series 2002A (LOC)              1.20      3/01/2017         3,070
    3,500    Cook County GO Capital Improvement Bonds,
               Series 2002C, MERLOT,
               Series 2003 B-11 (LIQ)(INS)(c)                    1.10     11/15/2025         3,500

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
$   4,200    Development Finance Auth. PCRB, Series 1993         1.10%     1/01/2016    $    4,200
    1,855    Development Finance Auth. RB,
               Series 1998 (LOC)                                 1.22      8/01/2022         1,855
             Health Facilities Auth. RB,
      100      Series 2003 (LOC)                                 1.17     10/01/2022           100
   10,000      Series 2003B (Villa St. Benedict Project) (LOC)   1.11     11/15/2010        10,000
    6,070    Quincy, Adams County RB, Series 1997 (LOC)          1.17      6/01/2022         6,070
    4,249    Springfield Airport Auth. RB, Series 1986           1.23     10/15/2016         4,249

             INDIANA (2.6%)
      682    Crawfordsville Economic Development RB,
               Series 1999B (NBGA)                               1.13      1/01/2030           682
   10,250    Development Finance Auth. Educational
               Facilities RB, Series 2003 (LOC)                  1.08      1/01/2023        10,250
    1,680    Economic Development Finance Auth. RB,
               Series 1998 (LOC)                                 1.22      9/01/2018         1,680
    6,835    Educational Facilities Auth. RB,
               Series 2000A (LOC)                                1.17     12/01/2029         6,835
             Huntington Economic Development RB,
    1,300      Series 1990                                       1.45      6/26/2014         1,300
    2,800      Series 1993                                       1.25      7/01/2004         2,800
    5,750    Indiana Bond Bank, Series 2002B (LOC)               1.15      1/01/2025         5,750
    3,955    Indianapolis Economic Development RB,
               Series 1997 (LOC)                                 1.09      5/01/2018         3,955
    8,000    Lawrence Economic Development RB,
               Series 2002 (LOC)                                 1.12     11/01/2030         8,000
    2,535    Seymour Economic Development RB,
               Series 2002 (LOC)                                 1.15     10/01/2022         2,535
    4,200    Winona Lake Economic Development RB,
               Series 2002 (LOC)                                 1.12     12/01/2024         4,200

             IOWA (1.7%)
             Chillicothe PCRB,
    6,850      Series 1993                                       1.10      1/01/2023         6,850
    3,100      Series 1993A                                      1.10      5/01/2023         3,100
   12,750    Council Bluffs PCRB, Series 1995                    1.10      1/01/2025        12,750
    1,280    Finance Auth. Childrens Care Facilities RB,
               Series 2002B (LOC)                                1.12      6/01/2017         1,280
    1,185    Finance Auth. Museum Facilities RB,
               Series 2001 (LOC)                                 1.02      5/01/2012         1,185

20

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
$   3,000    Finance Auth. Retirement Community RB,
               Series 2004 (Western Home Communities
               Project) (LOC)                                    1.10%    11/01/2033    $    3,000
    3,600    Higher Education Loan Auth. RB,
               Series 1999 (LOC)                                 1.17      3/01/2029         3,600

             KANSAS (0.7%)
    4,750    North Newton Health Care Facilities RB,
               Series 2003 (LOC)                                 1.12      1/01/2023         4,750
    7,780    Olathe MFH RB, Series 2003A (NBGA)                  1.08      1/01/2034         7,780

             KENTUCKY (2.4%)
    2,445    Boone County Industrial Building RB,
               Series 2001 (LOC)                                 1.16     11/01/2021         2,445
    2,000    Frankfort Economic Development RB,
               Series 1990                                       1.45      5/07/2014         2,000
             Hancock County Industrial Building RB,
    9,005      Series 1990 (LOC)                                 1.28      7/01/2010         9,005
    9,490      Series 1991 (LOC)                                 1.28      7/01/2011         9,490
    2,740    Hardin County Water District No. 001 Water RB,
               Series 1998 (LOC)                                 1.22      9/01/2018         2,740
    4,485    Jefferson County Industrial Building RB,
               Series 1997 (LOC)                                 1.22      1/01/2011         4,485
    2,865    Lexington-Fayette Urban County
               Government RB, Series 2001 (LOC)                  1.25      7/01/2021         2,865
             Mason County PCRB,
    5,500      Series 1984B-1 (NBGA)                             1.23     10/15/2014         5,500
    1,700      Series 1984B-2 (NBGA)                             1.23     10/15/2014         1,700
    3,270    Mayfield Multi-City Lease RB (MLO),
               Series 1996 (LOC)                                 1.11      7/01/2026         3,270
    1,700    Warren County Hospital Facility RB,
               Series 2001 (LOC)                                 1.05      8/01/2031         1,700

             LOUISIANA (5.2%)
             Ascension Parish PCRB,
    1,550      Series 1990                                       1.45      9/01/2010         1,550
    6,600      Series 1992                                       1.45      3/01/2011         6,600
    5,700    Offshore Terminal Auth. RB, Series 2003B (LOC)      1.08      9/01/2014         5,700
             Public Facilities Auth. Equipment and Capital
               Facilities Pooled Loan Program RB,
   24,640      Series 2000 (LOC)                                 1.12      7/01/2027        24,640
    4,435      Series 2001A (LOC)                                1.12      7/01/2022         4,435
    9,725      Series 2003B (LOC)                                1.11      7/01/2033         9,725

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
$   4,620    Public Facilities Auth. IDRB, Series 1996 (LOC)     1.08%    12/01/2014    $    4,620
    9,300    Public Facilities Auth. MFH RB,
               Series 1991 (NBGA)                                1.25      7/01/2007         9,300
    1,100    Public Facilities Auth. PCRB, Series 1992           1.45      8/01/2017         1,100
             Public Facilities Auth. RB,
   15,000      Series 1999 (LOC)                                 1.07      9/01/2028        15,000
    9,380      Series 2002B (LOC)                                1.12      7/01/2022         9,380
    4,000      Series 2004 (LOC)                                 1.13      9/01/2034         4,000

             MARYLAND (4.2%)
    5,635    Anne Arundel County RB, Issue 1996 (LOC)            1.12      7/01/2021         5,635
    7,950    Baltimore County Auth. RB, Series 2001 (LOC)        1.12      1/01/2021         7,950
    1,000    Baltimore County IDA RB, Series 1994                1.30      3/01/2014         1,000
    5,155    Baltimore County RB, Issue 1996 (LOC)               1.12     12/01/2021         5,155
   14,745    Health and Higher Educational
               Facilities Auth RB, Series 2003B (LOC)            1.12      1/01/2033        14,745
   23,490    Montgomery County Auth. Golf Course
               System RB, Series 2002 (LOC)                      1.12     12/01/2027        23,490
   20,200    Montgomery County MFH RB,
               Series 1993, Issue I (NBGA)(c)                    1.04     11/01/2020        20,200

             MASSACHUSETTS (2.0%)
   23,990    Revere Housing Auth. MFH RB,
               Series 1991C (LOC)                                1.10      9/01/2028        23,990
   13,500    State Development Finance Agency RB,
               Series 2004 (LOC)                                 1.10      3/01/2034        13,500

             MICHIGAN (2.6%)
    9,700    Ann Arbor EDC Limited Obligation RB,
               Series 2000A (LOC)                                1.12     11/01/2025         9,700
    5,615    Fremont Hospital Finance Auth. RB,
               Series 2002 (LOC)                                 1.04     11/01/2027         5,615
   20,000    Oakland County EDC Limited Obligation RB,
               Series 2004 (LOC)                                 1.10      3/01/2029        20,000
   13,870    Strategic Fund Limited Obligation RB,
               Series 2002 (LOC)                                 1.27      5/01/2032        13,870

             MINNESOTA (0.6%)
    3,500    Robbinsdale MFH RB, Series 2004C (LOC)              1.10      4/01/2029         3,500
    7,400    St. Paul Housing and Redevelopment Auth. RB,
               Series 2001 (LOC)                                 1.08     10/01/2011         7,400

22

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             MISSISSIPPI (0.1%)
$   1,625    Hospital Equipment and Facilities Auth. RB,
               Series 2000 (LOC)                                 1.17%     7/01/2015    $    1,625

             MISSOURI (4.4%)
             Clayton IDA RB,
    4,050      Series 1994A (LOC)                                1.17     12/01/2006         4,050
    4,100      Series 1994B (LOC)                                1.17      2/01/2007         4,100
    6,325      Series 1995C (LOC)                                1.17      5/01/2005         6,325
             Health and Educational Facilities Auth. RB,
   13,750      Series 1998 (LOC)                                 1.17      7/01/2023        13,750
    4,500      Series 1998B (LOC)                                1.07      6/01/2023         4,500
    1,065      Series 1999A (LOC)                                1.17      8/15/2024         1,065
    9,550      Series 2000 (LOC)                                 1.17      7/01/2025         9,550
    8,735      Series 2003 (LOC)                                 1.10      6/01/2023         8,735
    7,895    Kansas City MFH RB, Series 1995 (NBGA)              1.02      9/01/2025         7,895
   20,945    Lee's Summit MFH RB, Series 2001A                   1.33      7/01/2046        20,945

             NEBRASKA (0.1%)
    2,130    Sarpy County PCRB, Series 1995                      1.20      7/01/2013         2,130

             NEW HAMPSHIRE (1.1%)
    8,425    Higher Educational and Health Facilities RB,
               Series 1996 (LOC)                                 1.08      5/01/2026         8,425
   11,255    Manchester Housing Auth. MFH RB,
               Series 1990A (LOC)                                1.05      6/15/2015        11,255

             NEW JERSEY (0.2%)
    3,520    Economic Development Auth. RB,
               Series 2003 (Baptist Home Society) (LOC)          1.25      3/01/2031         3,520

             NEW YORK (2.0%)
    3,200    Babylon IDA RB, Series 1998 (LIQ)(INS)              1.01      1/01/2019         3,200
               Chautauqua County IDA RB,
      100      Series 2000A (LOC)                                1.07      8/01/2030           100
    1,300      Series 2001A (LOC)                                1.07     12/01/2031         1,300
      780    Cohoes IDA RB, Series 2003 (LOC)                    1.02      9/01/2033           780
    4,230    Dormitory Auth. RB, MERLOT,
               Series 2003 A35 (LIQ)(INS)(c)                     1.06      8/01/2023         4,230
    1,400    Long Island Power Auth. RB, Series 3A (LOC)         1.05      5/01/2033         1,400

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             New York City Housing Development Corp.
               Multi-Family Mortgage RB,
$   3,000      Series 2003A (LOC)                                1.01%    12/01/2036    $    3,000
    5,000      Series 2004A (LOC)                                1.05      8/01/2036         5,000
    8,700    Ramapo Housing Auth. RB, Series 1998 (LOC)          1.12     12/01/2029         8,700
    3,000    Rockland County IDA RB, Series 1999 (LOC)           1.12      2/01/2029         3,000
      800    Suffolk County IDA RB, Series 1992 (LOC)            1.04     12/01/2012           800
    6,495    Triborough Bridge and Tunnel Auth. RB,
               Series 2002E, ABN AMRO MuniTops
               Series 2002-31 (LIQ)(INS)(c)                      1.07     11/15/2010         6,495

             NORTH CAROLINA (0.5%)
    8,710    Medical Care Commission Hospital RB,
               Series 2002A (LOC)                                1.05      9/01/2022         8,710

             OHIO (2.2%)
    6,000    Clarke County IDA RB (LOC)                          1.13     12/01/2010         6,000
    2,070    Clermont County Economic Development RB,
               Series 2002 (LOC)                                 1.12      8/01/2022         2,070
    9,525    Crawford County Hospital Facilities RB,
               Series 2003 (LOC)                                 1.10     10/01/2023         9,525
    4,260    Cuyahoga County IDRB (MLO),
               Series 2000 (LOC)                                 1.20     11/01/2019         4,260
    3,600    Hilliard IDRB, Series 2003 (LOC)                    1.17      8/01/2012         3,600
    7,130    Mahoning County Hospital RB,
               Series 2002B (LOC)                                1.06     12/01/2027         7,130
    2,800    Meigs County IDRB, Series 2003 (LOC)                1.17      8/01/2012         2,800
    2,540    Montgomery County Health Care
               Facilities RB, Series 2002 (LOC)                  1.17      5/01/2022         2,540
    3,000    Warren County IDRB, Series 2003 (LOC)               1.17      8/01/2012         3,000

             OKLAHOMA (4.5%)
    8,400    Garfield County Industrial Auth. PCRB,
               Series 1995A                                      1.23      1/01/2025         8,400
             Muskogee Industrial Trust PCRB,
   30,900      Series 1995A                                      1.32      1/01/2025        30,900
   33,400      Series 1997A                                      1.28      6/01/2027        33,400
             Muskogee Industrial Trust RB,
    2,660      Series 1985 (Mall Ltd D Project) (LOC)            1.25     12/01/2015         2,660
    2,200      Series 1985 (Warmack Project) (LOC)               1.25     12/01/2015         2,200
    5,400    State IDA RB, Series 1998 (LOC)                     1.17      8/01/2018         5,400

24

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             OREGON (1.4%)
$   1,400    Health, Housing, Educational, and Cultural
               Facilities Auth RB, Series 1995A (LOC)            1.12%     7/01/2025    $    1,400
   25,000    Port of Portland Public Grain Elevator RB,
               Series 1984 (LOC)                                 1.23     12/01/2014        25,000

             PENNSYLVANIA (3.0%)
    7,500    Allegheny County IDA RB, Series 2002 (LOC)          1.15      8/01/2032         7,500
    6,000    Allentown Redevelopment Auth. MFH RB,
               Series 1990 (LOC)                                 1.10      7/01/2020         6,000
    5,250    Chartiers Valley Industrial and Commercial
               Development Auth RB, Series 1982                  1.46     11/15/2017         5,250
    9,700    Horizon Hospital System Auth. Senior
               Health and Housing Facilities RB,
               Series 2002 (LOC)                                 1.17      1/01/2033         9,700
    2,500    Pottstown Borough Auth. Educational
               Facilities RB, Series 2002 (LOC)                  1.12      8/01/2032         2,500
   24,000    Schuylkill County IDA RB, Series 2001               1.10      4/01/2021        24,000
    1,000    State Higher Educational Facilities
               Auth RB, Series 2004M-1 (LOC)                     1.11     11/01/2027         1,000

             SOUTH CAROLINA (1.5%)
   10,500    Economic Development Auth. RB,
               Series 2002 (LOC)                                 1.10      5/01/2032        10,500
   14,000    Jobs-Economic Development Auth. RB,
               Series 2003 (LOC)                                 1.05      9/01/2033        14,000
    2,780    Lexington County PCRB, Series 1992A                 1.20      4/01/2004         2,780

             SOUTH DAKOTA (1.0%)
   18,560    Health and Educational Facilities Auth. RB,
               Series 2000 (LIQ)(INS)                            1.10      7/01/2025        18,560

             TENNESSEE (2.4%)
    7,000    Dayton IDB RB, Series 2001 (LOC)                    1.17      7/01/2036         7,000
    4,800    Nashville and Davidson County Health and
               Educational Facilities RB, Series 2000 (LOC)      1.17      8/01/2020         4,800
             Nashville and Davidson County IDB MFH RB,
    6,710      Series 1989 (LOC)                                 1.10      9/01/2019         6,710
    9,680      Series 1989 (LOC)                                 1.10     10/01/2019         9,680
    1,750    Nashville and Davidson County IDB RB,
               Series 1999 (LOC)                                 1.22      7/01/2006         1,750

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
$   4,900    Shelby County Health, Educational, and
               Housing Facility RB, Series 2001 (LOC)            1.07%     6/01/2026    $    4,900
    4,215    Sumner County Health, Educational,
               and Housing Facilities RB,
               Series 1999A (NBGA)(c)                            1.17      6/01/2029         4,215
             Williamson County IDB RB,
    3,250      Series 2000 (LOC)                                 1.17      3/01/2020         3,250
    2,500      Series 2003 (LOC)                                 1.10      4/01/2023         2,500

             TEXAS (4.1%)
   10,400    Alamo Heights Higher Education Facility RB,
               Series 1999A (LOC)                                1.15      4/01/2019        10,400
    2,825    Bell County Health Facilities Development Corp. RB,
               Series 1998 (LOC)                                 1.06      5/01/2023         2,825
    2,850    Cameron Education Corp. RB,
               Series 2001 (LOC)                                 1.17      6/01/2031         2,850
   18,175    Harris County IDC RB, Series 2000                   1.15      7/01/2018        18,175
    3,600    Houston Higher Education Finance Corp. RB,
               Series 2000 (LOC)                                 1.06      7/01/2020         3,600
    2,100    Jewett Economic Development Corp. IDRB,
               Series 2002B                                      1.05      8/01/2009         2,100
    3,650    Kendleton Higher Education Finance Corp. RB,
               Series 2003A (LOC)                                1.05      7/01/2033         3,650
    1,000    McAllen Health Facilities Development Corp. RB,
               Series 1984 (LOC)                                 1.25     12/01/2024         1,000
    2,100    North Central Health Facilities Development
               Corp RB, Series 2000 (LOC)                        1.08     12/01/2030         2,100
    1,800    North Central IDA RB, Series 1983                   1.45     10/01/2013         1,800
    3,200    Polly Ryon Hospital Auth. RB,
               Series 1999 (LOC)                                 1.06     11/01/2024         3,200
    4,115    San Antonio Education Facilities Corp. RB,
               Series 2003A (LOC)                                1.07     12/01/2023         4,115
    8,620    Tarrant County Housing Finance Corp. MFH RB,
               Series 1985 (LOC)                                 1.10     12/01/2025         8,620
    7,700    Trinity River IDA RB, Series 1997                   1.30      1/01/2013         7,700
    4,690    Univ. of Texas RB, Series 2003B, MERLOT,
               Series 2003 B-14 (LIQ)(c)                         1.08      8/15/2022         4,690

             UTAH (0.1%)
    1,500    Box Elder County PCRB, Series 2002                  1.05      4/01/2028         1,500

26

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             VIRGINIA (0.3%)
$   3,600    Clarke County IDA RB, Series 2000 (LIQ)(INS)        1.08%     1/01/2030    $    3,600
    2,500    Fairfax County Economic Development Auth. RB,
               ABN AMRO MuniTops Certificates Trust,
               Series 2003-33 (LIQ)(INS)(c)                      1.09      4/01/2011         2,500

             WASHINGTON (0.5%)
    4,980    State GO, Series R-2003A, MERLOT,
               Series 2002 A65 (LIQ)(INS)(c)                     1.10      1/01/2014         4,980
    5,310    State Higher Education Facilities Auth. RB,
               Series 2001                                       1.17     10/01/2031         5,310

             WEST VIRGINIA (0.5%)
    8,630    Marshall County PCRB, Series 1994                   1.20      3/01/2026         8,630

             WISCONSIN (2.7%)
             Health and Educational Facilities Auth. RB,
    1,100      Series 2001 (LOC)                                 1.17      5/01/2026         1,100
    3,250      Series 2003 (LOC)                                 1.06      7/01/2028         3,250
    8,000    Milwaukee IDRB, Series 1995                         1.32      9/01/2015         8,000
    3,200    Milwaukee Redevelopment Auth. RB,
               Series 2002 (LOC)                                 1.09      5/01/2025         3,200
    3,100    Oak Creek PCRB, Series 1986                         1.18      8/01/2016         3,100
             Pleasant Prairie PCRB,
    1,490      Series 1995A                                      1.32      9/01/2030         1,490
   10,650      Series 1995B                                      1.32      9/01/2030        10,650
   10,000      Series 1995C                                      1.32      9/01/2030        10,000
    7,250    Sheboygan PCRB, Series 1995                         1.32      9/01/2015         7,250
    2,700    Whitefish Bay Village RB, Series 2000 (LOC)         1.20      4/01/2020         2,700

             WYOMING (1.0%)
             Sweetwater County PCRB,
   18,900      Series 1996B                                      1.22      7/15/2026        18,900
      100      Series 1996C                                      1.12      7/15/2026           100
                                                                                        ----------
             Total variable-rate demand notes (cost: $1,372,896)                         1,372,896
                                                                                        ----------

             ADJUSTABLE-RATE NOTE (0.1%)

             TEXAS
    2,000    Wilmer Hutchins ISD TRAN, Series 2003B
               (acquired 9/16/2003; cost: $2,000)(b)
               (cost: $2,000)                                    1.29      6/30/2004         2,000
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             PUT BONDS (15.0%)

             ALASKA (0.6%)
$  12,095    Housing Finance Corp. Bonds,
               Series 2003B (LIQ)(INS)                           1.17%    12/01/2023    $   12,095

             CALIFORNIA (0.8%)
             Statewide Communities Development Auth. RB,
    4,000      Series 2001A                                      1.25      8/01/2031         4,000
   10,000      Series 2004E                                      1.08      4/01/2032        10,000

             COLORADO (1.4%)
    3,000    Bachelor Gulch Metropolitan District GO,
               Series 2004 (LOC)                                 1.20     12/01/2023         3,000
    3,000    Central Platte Valley Metropolitan District GO,
               Series 2001B (LOC)                                1.30     12/01/2031         3,000
   17,000    Southern Ute Indian Reservation RB,
               Series 2001(c)                                    1.08     11/01/2031        17,000
    3,700    Triview Metropolitan District GO,
               Series 2003A (LOC)                                1.38     11/01/2023         3,700

             FLORIDA (3.2%)
             Putnam County Development Auth. PCRB,
   27,500      Series 1984D (NBGA)                               1.12     12/15/2009        27,500
    6,300      Series 1984H-3 (NBGA)                             1.00      3/15/2014         6,300
   26,600    Sarasota County Public Hospital CP,
               Series 1996A                                      1.10     10/01/2028        26,600

             GEORGIA (1.8%)
   11,100    Burke County Development Auth. PCRB,
               Series 2000                                       1.08      9/01/2030        11,100
    3,715    Marietta Housing Auth. MFH RB,
               Series 1985E (LOC)                                1.25      1/15/2009         3,715
   11,000    Monroe County PCRB, 2nd Series 95                   1.20      7/01/2025        11,000
    6,800    Putnam County Development Auth. PCRB,
               1st Series 1997                                   1.20      4/01/2032         6,800

             ILLINOIS (1.6%)
   29,000    Chicago Gas Supply RB, Series 2000B                 1.25      3/01/2030        29,000

28

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             INDIANA (0.3%)
             Sullivan PCRB,
$   4,300      Series 1985L-2 (NBGA)                             1.05%    12/01/2014    $    4,300
    1,100      Series 1985L-5 (NBGA)                             1.05     12/01/2014         1,100

             MARYLAND (1.9%)
    9,000    Anne Arundel County PCRB, Series 1984               1.23      7/01/2014         9,000
   26,900    Anne Arundel County Port Facilities RB,
               Series 1985                                       1.15      6/01/2013        26,900

             MINNESOTA (0.4%)
    7,000    Minneapolis Society of Fine Arts
               Revenue Notes, Series 2003                        1.32     10/14/2015         7,000

             MISSISSIPPI (0.6%)
             Claiborne County PCRB,
    5,000      Series 1985G-2 (NBGA)                             1.15     12/01/2015         5,000
    6,045      Series 1985G-2 (NBGA)                             1.13     12/01/2015         6,045

             MONTANA (1.5%)
             Board of Investments Municipal Finance
               Consolidation Act Bonds,
    9,740      Series 1997 (NBGA)                                1.25      3/01/2017         9,740
   12,285      Series 1998 (NBGA)                                1.25      3/01/2018        12,285
    5,700      Series 2003 (NBGA)                                1.25      3/01/2028         5,700

             NEW YORK (0.1%)
    2,000    State Power Auth. Adjustable-Rate
               Tender Notes                                      0.95      3/01/2016         2,000

             PENNSYLVANIA (0.1%)
    2,000    State Higher Educational Facilities Auth. RB,
               Series 2004M-3 (LOC)                              1.10     11/01/2033         2,000

             TEXAS (0.7%)
    4,000    Pasadena ISD, Series 2000A (LIQ)(NBGA)              1.35      8/15/2026         4,000
    7,200    Richardson ISD, Series 2000 (LIQ)(NBGA)             1.10      8/15/2024         7,200
    1,500    Richardson ISD, Series 2000 (LIQ)(NBGA)             1.35      8/15/2024         1,500
                                                                                        ----------
             Total put bonds (cost: $278,580)                                              278,580
                                                                                        ----------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (9.5%)

             FLORIDA (0.3%)
$   5,000    Broward County Sales Tax Revenue CP,
               Series A                                          1.00%     4/23/2004    $    5,000
    1,000    Kissimmee Utility Auth. CP, Series 2000B            0.95      6/08/2004         1,000

             INDIANA (0.5%)
    8,500    Elkhart Community Schools Tax Anticipation
               Time Warrants, Series 2004B                       2.00     12/31/2004         8,547

             IOWA (0.1%)
    2,000    Higher Education Loan Auth. RAN,
               Series 2003F                                      2.00      5/24/2004         2,001

             MINNESOTA (4.0%)
    4,130    Albert Lea ISD No. 241 GO,
               Series 2003A (NBGA)                               1.60      9/13/2004         4,140
    1,370    Belgrade-Brooten-Elrosa ISD No. 2364 GO,
               Series 2003A (NBGA)                               1.50      9/01/2004         1,372
    3,705    Bird Island-Olivia-Lake Lillian ISD No. 2534 GO,
               Series 2003A (NBGA)                               1.60      9/21/2004         3,712
    8,795    Brooklyn Center ISD No. 286 GO,
               Series 2003A (NBGA)                               1.60      8/24/2004         8,812
    3,650    Cass Lake-Bena ISD No. 115 GO,
               Series 2003A (NBGA)                               1.60      9/13/2004         3,658
    1,395    Clearbrook-Gonvick ISD No. 2311 GO,
               Series 2003A (NBGA)                               1.60      8/23/2004         1,398
    4,300    Crosby-Ironton ISD No. 182 GO,
               Series 2003B (NBGA)                               1.60      9/21/2004         4,309
    1,250    Delano ISD No. 879 GO,
               Series 2003A (NBGA)                               1.60      9/13/2004         1,253
    6,800    Elk River ISD No. 728 GO,
               Series 2003A (NBGA)                               1.60      9/07/2004         6,816
    3,100    Kasson-Mantorville ISD No. 204 GO,
               Series 2003A (NBGA)                               1.60      9/14/2004         3,107
    2,845    Lake Crystal Wellcome Memorial ISD No.
               2071 GO, Series 2003A (NBGA)                      1.50      8/16/2004         2,850
    3,800    Little Falls ISD No. 482 GO,
               Series 2003A  (NBGA)                              1.65      9/21/2004         3,808

30

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
$   4,585    Monticello ISD No. 882 GO,
               Series 2003A (NBGA)                               1.75%     8/30/2004    $    4,596
    4,800    New London-Spicer ISD No. 345 GO,
               Series 2003 (NBGA)                                1.50      8/30/2004         4,809
    2,600    Owatonna ISD No. 761 GO,
               Series 2003C (NBGA)                               1.75      9/28/2004         2,607
    5,480    Park Rapids ISD No. 309 GO,
               Series 2003A (NBGA)                               1.50      9/07/2004         5,490
    2,210    Paynesville ISD No. 741 GO,
               Series 2003A (NBGA)                               1.50      8/17/2004         2,213
    1,900    Perham-Dent ISD No. 549 GO,
               Series 2003A  (NBGA)                              1.75      9/30/2004         1,905
    1,160    Staples-Motley ISD No. 2171 GO,
               Series 2003A (NBGA)                               1.75      9/30/2004         1,163
    6,170    Westonka ISD No. 277 GO,
               Series 2003C (NBGA)                               1.75      9/30/2004         6,188

             MISSOURI (0.7%)
    1,100    Health and Educational Facilities Auth. RAN,
               Series 2003A                                      2.25      4/23/2004         1,101
    7,500    Health and Educational Facilities Auth. School
               District Advance Funding Program Notes,
               Series 2003L                                      1.15     10/29/2004         7,500
    5,000    Public Utilities Commission Interim
               Construction Notes, Series 2003                   2.00     10/15/2004         5,024

             NEW YORK (1.1%)
    1,000    Rome City School District BAN, Series 2003          1.75      6/25/2004         1,001
   20,000    Utica School District GO BAN, Series 2003           2.00      5/07/2004        20,014

             PENNSYLVANIA (0.4%)
    5,300    North Wales Water Auth. Rural Water
               Projects Revenue Notes, Series 2003               2.00     11/01/2004         5,328
    1,700    Pittsburgh Water and Sewer Auth. RB,
               Series 1991A (INS)                                1.09(a)   9/01/2004         1,692

             PUERTO RICO (0.4%)
    3,487    Government Development Bank CP                      0.98      5/21/2004         3,487
    4,000    Government Development Bank CP                      0.99      6/10/2004         4,000

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

PRINCIPAL                                                      COUPON          FINAL
   AMOUNT    SECURITY                                            RATE       MATURITY         VALUE
--------------------------------------------------------------------------------------------------
             TEXAS (1.4%)
$   5,000    Houston GO, Series E                                1.00%     6/22/2004    $    5,000
             Houston Water and Sewer System CP,
   10,000      Series A                                          1.00      5/14/2004        10,000
   10,000      Series A                                          1.05      6/23/2004        10,000

             WISCONSIN (0.6%)
   11,835    Rural Water Construction BAN, Series 2003           2.00     10/15/2004        11,887
                                                                                        ----------
             Total fixed-rate instruments (cost: $176,788)                                 176,788
                                                                                        ----------

             TOTAL INVESTMENTS (COST: $1,830,264)                                       $1,830,264
                                                                                        ==========

32

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at March 31, 2004, for federal income tax purposes, was $1,830,264,000.

         The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Security that has been deemed illiquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Directors. The aggregate value of these securities at March 31, 2004, was $2,000,000, which represented 0.1% of the Fund's net assets.

         (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such, has been deemed liquid by the Manager under guidelines approved by the Board of Directors, unless otherwise noted as illiquid.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

ASSETS
  Investments in securities (valued at amortized cost)                $1,830,264
  Cash                                                                     3,718
  Receivables:
     Capital shares sold                                                   5,170
     Interest                                                              3,570
     Securities sold                                                      54,088
                                                                      ----------
          Total assets                                                 1,896,810
                                                                      ----------

LIABILITIES
  Payables:
     Securities purchased                                                 33,600
     Capital shares redeemed                                               4,299
     Dividends on capital shares                                              41
  Accrued management fees                                                    442
  Other accrued expenses and payables                                         62
                                                                      ----------
          Total liabilities                                               38,444
                                                                      ----------
               Net assets applicable to capital shares outstanding    $1,858,366
                                                                      ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                     $1,858,361
  Accumulated undistributed net investment income                              5
                                                                      ----------
               Net assets applicable to capital shares outstanding    $1,858,366
                                                                      ==========
  Capital shares outstanding                                           1,858,361
                                                                      ==========
  Authorized shares of $.01 par value                                  3,235,000
                                                                      ==========
  Net asset value, redemption price, and offering price per share     $     1.00
                                                                      ==========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEAR ENDED MARCH 31, 2004

INVESTMENT INCOME
       Interest income                                     $22,935
                                                           -------
EXPENSES
       Management fees                                       5,455
       Administrative and servicing fees                     1,948
       Transfer agent's fees                                   888
       Custody and accounting fees                             447
       Postage                                                 109
       Shareholder reporting fees                              113
       Directors' fees                                           6
       Registration fees                                        65
       Professional fees                                        78
       Other                                                    31
                                                           -------
          Total expenses                                     9,140
       Expenses paid indirectly                                 (5)
                                                           -------
          Net expenses                                       9,135
                                                           -------
NET INVESTMENT INCOME                                       13,800
                                                           -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain                                         5
                                                           -------
       Increase in net assets resulting from operations    $13,805
                                                           =======

       SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TAX EXEMPT MONEY MARKET FUND
YEARS ENDED MARCH 31,

                                                                 2004                 2003
                                                          --------------------------------
FROM OPERATIONS
   Net investment income                                  $    13,800          $    21,626
   Net realized gain on investments                                 5                    -
                                                          --------------------------------
      Increase in net assets resulting from operations         13,805               21,626
                                                          --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                      (13,800)             (21,626)
                                                          --------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                1,505,478            1,418,594
   Dividend reinvestments                                      13,283               20,850
   Cost of shares redeemed                                 (1,649,587)          (1,376,124)
                                                          --------------------------------
      Increase (decrease) in net assets from
          capital share transactions                         (130,826)              63,320
                                                          --------------------------------
   Net increase (decrease) in net assets                     (130,821)              63,320

NET ASSETS
   Beginning of period                                      1,989,187            1,925,867
                                                          --------------------------------
   End of period                                          $ 1,858,366          $ 1,989,187
                                                          ================================

Accumulated undistributed net investment income:
   End of period                                          $         5          $         -
                                                          ================================

CHANGE IN SHARES OUTSTANDING
   Shares sold                                              1,505,478            1,418,594
   Shares issued for dividends reinvested                      13,283               20,850
   Shares redeemed                                         (1,649,587)          (1,376,124)
                                                          --------------------------------
      Increase (decrease) in shares outstanding              (130,826)              63,320
                                                          ================================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this annual report pertains only to the USAA Tax Exempt Money Market Fund (the Fund). The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax, with a further objective of preserving capital and maintaining liquidity.

              A. SECURITY VALUATION - The value of each security is determined
                 (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                 1. Pursuant to Rule 2a-7 under the Investment Company Act of
                    1940, securities in the Fund are stated at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

                 2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value approved by the Company's Board of Directors.

              B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

              C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

                 the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

              D. SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and
                 payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no when-issued commitments as of March 31, 2004.

              E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with certain of the Fund's service providers, realized credits, if any, are used to reduce the Fund's expenses. For the year ended March 31, 2004, these fee-offset arrangements reduced the Fund's expenses by $5,000.

              F. INDEMNIFICATIONS - Under the Company's organizational
                 documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

              G. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

38

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street have each committed $50 million. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

         Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America and State Street, the Fund may borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 15% of the Fund's total assets.

         The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America and State Street in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. For the year ended March 31, 2004, the Fund paid CAPCO facility fees of $6,000. The Fund had no borrowings under either of these agreements during the year ended March 31, 2004.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book and tax basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase accumulated undistributed net investment income and decrease accumulated net realized gain on investments by $5,000. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended March 31, 2004, and 2003, was as follows:


                                                        2004             2003
                                                    ----------------------------

         Tax-exempt income                          $13,800,000      $21,626,000


         As of March 31, 2004, the component of net assets representing distributable earnings on a tax basis was as follows:


         Undistributed net investment income                    $46,000


         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

40

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

              A. MANAGEMENT FEES - The Manager carries out the Fund's investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets. For the year ended March 31, 2004, the Fund incurred total management fees, paid or payable to the Manager, of $5,455,000.

              B. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services the Manager receives a fee accrued daily and paid monthly, at an annualized rate of 0.10% of the Fund's average net assets. For the year ended March 31, 2004, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $1,948,000.

              C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a
                 USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. For the year ended March 31, 2004, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $888,000.

              D. UNDERWRITING SERVICES - The Manager provides exclusive
                 underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TAX EXEMPT MONEY MARKET FUND
MARCH 31, 2004

(6) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                                        YEAR ENDED MARCH 31,
                                        -------------------------------------------------------------------------------
                                              2004             2003              2002              2001            2000
                                        -------------------------------------------------------------------------------
Net asset value at
      beginning of period               $     1.00       $     1.00        $     1.00        $     1.00      $     1.00
                                        -------------------------------------------------------------------------------
Income from investment operations:
      Net investment income                    .01              .01               .02               .04             .03
      Net realized and
         unrealized gain                       .00(b)             -                 -                 -               -
                                        -------------------------------------------------------------------------------
Total from investment operations               .01              .01               .02               .04             .03
                                        -------------------------------------------------------------------------------
Less distributions:
      From net investment income              (.01)            (.01)             (.02)             (.04)           (.03)
                                        -------------------------------------------------------------------------------
Net asset value at end of period        $     1.00       $     1.00        $     1.00        $     1.00      $     1.00
                                        ===============================================================================
Total return (%)*                              .71             1.14              2.08              3.88            3.27
Net assets at end of period (000)       $1,858,366       $1,989,187        $1,925,867        $1,940,153      $1,863,214
Ratio of expenses to
      average net assets (%)**                 .47(a)           .47(a)            .45(a)            .38             .38
Ratio of net investment
      income to average
      net assets (%)**                         .71             1.13              2.06              3.80            3.24

   * Assumes reinvestment of all net investment income distributions during the period.
  ** For the year ended March 31, 2004, average net assets were $1,947,961,000.
 (a) Reflects total expenses, excluding any expenses paid indirectly, which did not affect the Fund's expense ratios.
 (b) Represents less than $.01 per share.

42

D I R E C T O R S '  A N D  O F F I C E R S '
===================-------------------------------------------------------------
                    INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

                 The Board of Directors of the Company consists of seven Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company
                 (IMCO) and its affiliates. The term of office for each Director shall be fifteen (15) years or until the Director reaches age
                 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

                 Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 38 individual funds as of March 31, 2004. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

                 If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

                 * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF
                   DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTORS(1)
--------------------------------------------------------------------------------

                 ROBERT G. DAVIS(2)
                 Director and Chairman of the Board of Directors
                 Born: November 1946
                 Year of Election or Appointment: 1996

                 Chairman, Chief Executive Officer, and President of United Services Automobile Association (USAA) (10/02-present); President and Chief Executive Officer of USAA (4/00-10/02); President and Chief Operating Officer of USAA (6/99-3/00); Director of USAA (2/99-present); Deputy Chief Executive Officer for Capital Management of USAA (6/98-5/99); President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Capital Corporation (CAPCO) and several of its subsidiaries and affiliates (1/97-present); and President, Chief Executive Officer, Director, and Chairman of the Board of Directors of USAA Financial Planning Services (FPS) (1/97-7/03). Mr. Davis serves as a Director/Trustee and Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as a Director and Chairman of the Boards of Directors of USAA Investment Management Company
                 (IMCO), USAA Life Insurance Company, USAA Federal Savings Bank, USAA Real Estate Company (RealCo), and USAA Financial Advisors, Inc. (FAI).

                 CHRISTOPHER W. CLAUS (2,4)
                 Director, President, and Vice Chairman of the Board of
                 Directors
                 Born: December 1960
                 Year of Election or Appointment: 2001

                 President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-present). Senior Vice President of Investment Sales and Service, IMCO (7/00-2/01); Vice President, Investment Sales and Service, IMCO (12/94-7/00). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Directors/Trustees of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services. He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

44

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

                 BARBARA B. DREEBEN (3,4,5,6)
                 Director
                 Born: June 1945
                 Year of Election or Appointment: 1994

                 President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 ROBERT L. MASON, PH.D. (3,4,5,6)
                 Director
                 Born: July 1946
                 Year of Election or Appointment: 1997

                 Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 MICHAEL F. REIMHERR (3,4,5,6)
                 Director
                 Born: August 1945
                 Year of Election or Appointment: 2000

                 President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 LAURA T. STARKS, PH.D. (3,4,5,6)
                 Director
                 Born: February 1950
                 Year of Election or Appointment: 2000

                 Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 RICHARD A. ZUCKER (2,3,4,5,6)
                 Director
                 Born: July 1943
                 Year of Election or Appointment: 1992

                 Vice President, Beldon Roofing and Remodeling (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

                 (1) INDICATES THOSE DIRECTORS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                 (2) MEMBER OF EXECUTIVE COMMITTEE

                 (3) MEMBER OF AUDIT COMMITTEE

                 (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

                 (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

                 (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF
                     THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX
                     78265-9430.

46

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

                 CLIFFORD A. GLADSON
                 Vice President
                 Born: November 1950
                 Year of Appointment: 2002

                 Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02); Assistant Vice President, Fixed Income Investments, IMCO (11/94-12/99). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 STUART WESTER
                 Vice President
                 Born: June 1947
                 Year of Appointment: 2002

                 Vice President, Equity Investments, IMCO (1/99-present); Vice President, Investment Strategy and Analysis, CAPCO (6/96-1/99). Mr. Wester also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 MARK S. HOWARD
                 Secretary
                 Born: October 1963
                 Year of Appointment: 2002

                 Senior Vice President, Life/IMCO/FPS General Counsel, USAA (10/03-present); Senior Vice President, Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel
                 & Compliance, IMCO (1/02-12/02); Vice President, Securities Counsel & Compliance, IMCO (7/00-1/02); and Assistant Vice President, Securities Counsel, USAA (2/98-7/00). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary and Counsel for IMCO, FAI, FPS, and USAA Shareholder Account Services; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

                 DAVID M. HOLMES
                 Treasurer
                 Born: June 1960
                 Year of Appointment: 2001

                 Senior Vice President, Life/IMCO/FPS Senior Financial Officer, USAA (12/02-present); Senior Vice President, Senior Financial Officer,

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

                 IMCO (6/01-12/02); Vice President, Senior Financial Officer, RealCo (12/97-5/01). Mr. Holmes is a Director of USAA Life Insurance Company and also holds the Officer positions of Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds, and Senior Vice President, Senior Financial Officer of USAA Life Insurance Company, USAA Shareholder Account Services, FAI, and FPS.

                 EILEEN M. SMILEY
                 Assistant Secretary
                 Born: November 1959
                 Year of Appointment: 2003

                 Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 ROBERTO GALINDO, JR.
                 Assistant Treasurer
                 Born: November 1960
                 Year of Appointment: 2000

                 Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01); Director, Mutual Fund Analysis, IMCO (9/99-6/00); Vice President, Portfolio Administration, Founders Asset Management LLC (7/98-8/99). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

                 (1) INDICATES THOSE OFFICERS WHO ARE EMPLOYEES OF USAA
                     INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

48

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                                                                              49

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==========----------------------------------------------------------------------

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52

 N O T E S
==========----------------------------------------------------------------------

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

            DIRECTORS    Robert G. Davis, CHAIRMAN OF THE BOARD
                         Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                         Barbara B. Dreeben
                         Robert L. Mason, Ph.D.
                         Michael F. Reimherr
                         Laura T. Starks, Ph.D.
                         Richard A. Zucker

  INVESTMENT ADVISER,    USAA Investment Management Company
         UNDERWRITER,    P.O. Box 659453
      AND DISTRIBUTOR    San Antonio, Texas 78265-9825

       TRANSFER AGENT    USAA Shareholder Account Services
                         9800 Fredericksburg Road
                         San Antonio, Texas 78288

            CUSTODIAN    State Street Bank & Trust Company
                         P.O. Box 1713
                         Boston, Massachusetts 02105

  INDEPENDENT AUDITOR    Ernst & Young LLP
                         100 West Houston St., Suite 1900
                         San Antonio, Texas 78205

            TELEPHONE    Call toll free - Central time
     ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                         Saturday, 8:30 a.m. to 5 p.m.
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40859-0504                                   (C)2004, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Tax Exempt Fund Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No amendments have been made to the Sarbanes Code since it was adopted, and no waivers (explicit or implicit) from a provision of the Sarbanes Code have been granted.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Tax Exempt Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Directors of USAA Tax Exempt Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Tax Exempt Fund, Inc., consists of 10 funds. The aggregate fees billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for fiscal year ended March 31, 2004 and 2003 were $175,500 and $169,100, respectively.

(b) AUDIT RELATED FEE. No such fees were billed by Ernst & Young LLP for 2004 or 2003.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for the review of the Registrant's federal, state and city income tax returns and excise tax calculations for fiscal years ended March 31, 2004 and 2003 were $34,800 and $33,600, respectively.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended March 31, 2004 or 2003.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, for 2004 and 2003 were $50,300 and $70,600, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2003 and 2002 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The chief executive officer and chief financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

   The purpose of the Code is to promote:
   o honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
   o full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
   o     compliance with applicable laws and governmental rules and regulations;
   o prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer) and the Chairman of the Board of Directors/Trustees of each Company; and
   o     accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

A.       DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

   o use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
   o cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
   o accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds during contract negotiations.
   o accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
             o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

   o service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
   o the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
   o the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
   o any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chairman of the Board of the Directors/Trustees and reported to each affected Board.
   o any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chairman of the Board of Directors/Trustees and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

   o Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.

   o Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/Trustees and auditors, and to government regulators and self-regulatory organizations.

   o Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.

   o Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.

   o A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.

   o A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
               Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chairman of the Board of Directors/Trustees and will be considered by the Board of Directors/Trustees.

         B.    REQUIRED REPORTS

         o     EACH COVERED OFFICER MUST:
               o Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
               o Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

         o     THE CHIEF LEGAL OFFICER MUST:
               o report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
               o report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         o INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman of the Board (or for the USAA Life Investment Trust (LIT) the Chairman/CEO of USAA if the complaint involves the Chairman of the LIT Board) and the Chairperson of the Audit Committee any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         o INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chairman of the Board or the Chairperson of the Audit Committee direct another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chairman of the Board, or the Board as a whole, may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         o STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         o VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chairman of the Board (and for the USAA LIT the Chairman/CEO of USAA if the violation involves the Chairman of the LIT Board) the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chairperson of the Audit Committee of each Company.

               The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
               o The Boards of Directors/Trustees understand that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.


                                   APPENDIX A
                                COVERED OFFICERS


TITLE             COMPANY

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    06-02-04
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    06-04-04
         ------------------------------


By:*     /s/ DAVID HOLMES
         --------------------------------------------
         Signature and Title:  David Holmes/Treasurer

Date:    06-03-04
         ------------------------------


*Print the name and title of each signing officer under his or her signature.